Business Combinations - Summary of Trade and Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	€ 324	€ 132	€ 30
Loss allowance on receivables	(6)	(3)	(2)
Fair value of trade and other receivables as at the respective dates of acquisition	318	129	28
Ash Grove Cement Company [member]
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	194
Loss allowance on receivables	(3)
Fair value of trade and other receivables as at the respective dates of acquisition	191
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	130	132	30
Loss allowance on receivables	(3)	(3)	(2)
Fair value of trade and other receivables as at the respective dates of acquisition	€ 127	€ 129	€ 28